Organization, Business Operations and Liquidity (Q3) (Details) - USD ($)	1 Months Ended		8 Months Ended	9 Months Ended
	Aug. 16, 2022	Dec. 22, 2021	Dec. 31, 2021	Sep. 30, 2022
Organization, Business Operations and Liquidity (Details) [Line Items]
Purchase share of common stock per share (in Dollars per share)		$ 11.5
Sold price per unit (in Dollars per share)		$ 10
Generating gross proceeds			$ 7,347,500
Transaction costs amounted			7,959,726	$ 7,959,726
Underwriting fees			3,450,000	3,450,000
Shares cost			3,570,576	3,570,576
Warrants cost			259,527	259,527
Other offering costs			$ 679,623	$ 679,623
fair market value percentage			80.00%	80.00%
Public offering amount		$ 191,647,500
Shares issued price per share (in Dollars per share)		$ 10.1
Maturity days		185 days
Company obligation percentage			100.00%	100.00%
Trust account per public share (in Dollars per share)			$ 10.1	$ 10.1
Dissolution expenses			$ 100,000	$ 100,000
Deposit amount			$ 1,897,500	$ 1,897,500
Price per share (in Dollars per share)			$ 0.1	$ 0.1
Aggregate amount			$ 3,795,000	$ 3,795,000
Aggregate price per share (in Dollars per share)			$ 0.2	$ 0.2
Net tangible assets			$ 5,000,001	$ 5,000,001
Public per share (in Dollars per share)			$ 10.1	$ 10.1
Cash				$ 400,000
Unsecured promissory note			$ 204,841	$ 204,841
Excise tax rate	1.00%			1.00%
Common Stock [Member]
Organization, Business Operations and Liquidity (Details) [Line Items]
Common stock per share (in Dollars per share)		$ 0.0001
IPO [Member]
Organization, Business Operations and Liquidity (Details) [Line Items]
Number of units issued		$ 18,975,000
Generating gross proceeds		189,750,000	$ 7,347,500	$ 7,347,500
Warrants (in Shares)			7,347,500	7,347,500
Issued shares (in Shares)			697,500	697,500
Operating bank account		741,228
Aggregate price per share (in Dollars per share)			$ 0.2
Over-Allotment Option [Member]
Organization, Business Operations and Liquidity (Details) [Line Items]
Number of units issued		$ 2,475,000
Private Placement [Member]
Organization, Business Operations and Liquidity (Details) [Line Items]
Generating gross proceeds			$ 7,347,500
Warrants per share (in Dollars per share)			$ 1	$ 1
Sponsor [Member]
Organization, Business Operations and Liquidity (Details) [Line Items]
Capital contribution			$ 25,000	$ 25,000
Business Combination [Member]
Organization, Business Operations and Liquidity (Details) [Line Items]
Business combination voting securities			50.00%	50.00%